Total Invested Assets and Related Net Investment Income - Available-for-Sale Debt and Equity Securities (Details) - CAD CAD in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Debt securities:
Amortized cost	CAD 12,296	CAD 12,163
Gross unrealized gains	452	398
Gross unrealized (losses)	(96)	(140)
Fair value	12,652	12,421
Equity securities
Amortized cost	13,042	12,757
Gross unrealized gains	652	570
Gross unrealized (losses)	(100)	(148)
Fair value	13,594	13,179
Canadian federal government
Debt securities:
Amortized cost	1,873	1,676
Gross unrealized gains	1	10
Gross unrealized (losses)	(42)	(32)
Fair value	1,832	1,654
Canadian provincial and municipal government
Debt securities:
Amortized cost	1,136	1,143
Gross unrealized gains	17	19
Gross unrealized (losses)	(15)	(14)
Fair value	1,138	1,148
U.S. government and agency
Debt securities:
Amortized cost	822	714
Gross unrealized gains	3	1
Gross unrealized (losses)	(7)	(23)
Fair value	818	692
Other foreign government
Debt securities:
Amortized cost	670	683
Gross unrealized gains	83	92
Gross unrealized (losses)	(1)	(9)
Fair value	752	766
Corporate
Debt securities:
Amortized cost	5,586	5,662
Gross unrealized gains	326	254
Gross unrealized (losses)	(18)	(33)
Fair value	5,894	5,883
Commercial mortgage-backed securities
Debt securities:
Amortized cost	742	881
Gross unrealized gains	9	17
Gross unrealized (losses)	(7)	(10)
Fair value	744	888
Residential mortgage-backed securities
Debt securities:
Amortized cost	400	507
Gross unrealized gains	3	3
Gross unrealized (losses)	(5)	(9)
Fair value	398	501
Collateralized debt obligations
Debt securities:
Amortized cost	413	305
Gross unrealized gains	1	1
Gross unrealized (losses)	0	0
Fair value	414	306
Other
Debt securities:
Amortized cost	654	592
Gross unrealized gains	9	1
Gross unrealized (losses)	(1)	(10)
Fair value	662	583
Equity investments
Equity securities
Amortized cost	746	594
Gross unrealized gains	200	172
Gross unrealized (losses)	(4)	(8)
Fair value	CAD 942	CAD 758